Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Jul. 24, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018